Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Detail) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Number		003
EBP, Asset Held for Investment, Participant Loan, Interest Rate		1.00%
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		$ 240,692,255	$ 228,596,991
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1]	23,613,070
EBP, Asset Held for Investment		$ 5,019,130,030
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Investment, Identifier [Axis]: American Beacon Advisors, Inc.| American Beacon Fund Small Cap Value Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Beacon Fund Small Cap Value Institutional [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 115,173,803
Investment, Identifier [Axis]: American Beacon Advisors, Inc.| American Beacon Global Bond Adv
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Beacon Global Bond Adv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,088,950
Investment, Identifier [Axis]: American Funds Washington Mutual Inv R6| AF Washington Mutual Investors R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		AF Washington Mutual Investors R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 269,093,334
Investment, Identifier [Axis]: Capital Research & Management Company| American Euro-Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American EuroPacific Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,231,146
Investment, Identifier [Axis]: Fidelity Management Trust Co.| Fidelity BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity BrokerageLink [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 264,242,784
Investment, Identifier [Axis]: Fidelity Management Trust Co.| Fidelity Managed Income Portfolio II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Managed Income Portfolio II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 195,027,503
Investment, Identifier [Axis]: Fidelity Management Trust Co.| Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity US Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 103,431,557
Investment, Identifier [Axis]: Geode Capital Management Trust Company, LLC| SP 500 INDEX PL CL D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SP 500 INDEX PL CL D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 872,407,900
Investment, Identifier [Axis]: Geode Capital Management Trust Company, LLC| SP EXT MKT IDX CL D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SP EXT MKT IDX CL D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 176,912,007
Investment, Identifier [Axis]: Geode Capital Management Trust Company, LLC| SP GLB EXUS IDX CL D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SP GLB EXUS IDX CL D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,735,092
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB LG CP GR CF-E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB LG CP GR CFE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 614,540,489
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2025 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2025 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 97,237,443
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2030 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2030 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 158,792,523
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2035 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2035 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 180,358,434
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2040 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2040 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,349,260
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2045 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2045 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 157,010,683
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2050 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2050 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 147,236,966
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2055 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2055 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,891,024
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2060 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2060 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,070,464
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB 2065 CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB 2065 CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,154,363
Investment, Identifier [Axis]: JP Morgan Asset Management| JPMCB SR PB INC CFB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPMCB SR PB INC CFB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 74,927,204
Investment, Identifier [Axis]: MFS Investment Management| MFS Mid Cap Value R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS MID CAP VALUE R4 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,507,980
Investment, Identifier [Axis]: Metropolitan West Asset Management, LLC| Metwest Total Return Bond P
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Metwest Total Return Bond P [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,243,341
Investment, Identifier [Axis]: Royal Bank of Canada| Fidelity Institutional Cash Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Institutional Cash Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,699,892
Investment, Identifier [Axis]: Royal Bank of Canada| Royal Bank of Canada Common Stock (cost $240,692,255) (American Depositary Receipt)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Bank of Canada Common Stock (cost 240,692,255) (American Depositary Receipt) [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 586,426,951
Investment, Identifier [Axis]: Royal Bank of Canada| Royal Bank of Canada Stock Fund:
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Bank of Canada Stock Fund [Member]
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc.| T. Rowe Price Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T Rowe Price Mid Cap Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 156,725,867

[1]	Known to be a party-in-interest